UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Michael S. Smith
Title:              Executive Vice President & Manager
Phone:              620-694-2374
Signature,          Place,              and Date of Signing:
Michael S. Smith    Hutchinson, KS      July 21, 2009
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT

                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 248
Form 13F Information Table Value Total: $121,743

List of Other Included Managers:

No.  13F FILE NUMBER               NAME

       FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                       COM            002824100      288   6,125 SH       DEFINED            6,125
Bank of America Corp                      COM            060505104      606  45,878 SH       DEFINED           45,878
Coca Cola Co                              COM            191216100      247   5,155 SH       DEFINED            5,155
Commerce Bancshares Inc                   COM            200525103      239   7,514 SH       DEFINED            7,514
Consumer Discretionary Select Sector SPDR SBI CONS DISCR 81369Y407    2,761 119,614 SH       DEFINED          119,084            530
Consumer Staples Select Sector SPDR       SBI CONS STPLS 81369Y308   10,230 444,997 SH       DEFINED          443,056           1941
Energy Select Sector SPDR                 SBI INT-ENERGY 81369Y506   10,700 222,679 SH       DEFINED          221,717            962
Exxon Mobil Corp                          COM            30231G102    1,441  20,612 SH       DEFINED           20,612
FCStone Group Inc                         COM            31308T100       47  11,915 SH       DEFINED           11,915
Financial Select Sector SPDR              SBI INT-FINL   81369Y605    8,813 737,524 SH       DEFINED          734,044           3480
Health Care Select Sector SPDR            SBI HEALTHCARE 81369Y209    9,950 378,179 SH       DEFINED          376,460           1719
Industrial Select Sector SPDR             SBI INT-INDS   81369Y704    8,854 403,181 SH       DEFINED          401,329           1852
International Business Machines Corp      COM            459200101      323   3,092 SH       DEFINED            3,092
iShares Invest Grade Corp Bond            IBOXX INV CPBD 464287242    7,387  73,668 SH       DEFINED           73,668
iShares MSCI EAFE Index Fund              MSCI EAFE IDX  464287465   14,065 307,022 SH       DEFINED          305,673           1349
Johnson & Johnson                         COM            478160104      292   5,134 SH       DEFINED            5,134
JPMorgan Chase & Co                       COM            46625H100      537  15,738 SH       DEFINED           15,738
Kroger (The) Co                           COM            501044101    7,983 362,050 SH       DEFINED          362,050
Materials Select Sector SPDR              SBI MATERIALS  81369Y100    2,760 106,992 SH       DEFINED          106,523            469
McDonalds Corp                            COM            580135101      341   5,935 SH       DEFINED            5,935
Procter & Gamble Co                       COM            742718109      215   4,212 SH       DEFINED            4,212
Technology Select Sector SPDR             SBI INT-TECH   81369Y803   15,621 857,851 SH       DEFINED          854,172           3679
US Bancorp                                COM NEW        902973304      203  11,325 SH       DEFINED           11,325
Utilities Select Sector SPDR              SBI INT-UTILS  81369Y886    2,394  85,847 SH       DEFINED           85,467            380
Vangard REIT ETF                          REIT ETF       922908553      247   7,980 SH       DEFINED            7,980
Vanguard Emerging Markets ETF             EMR MKT ETF    922042858    2,203  69,247 SH       DEFINED           68,959            288
Wal-Mart Stores Inc                       COM            931142103      668  13,797 SH       DEFINED           13,797
Wells Fargo & Co New                      COM            949746101      460  18,943 SH       DEFINED           18,943